NET LOSS PER SHARE (Details Textual)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Net Income Loss [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	71,000,000	84,000,000